COMMITMENTS AND CONTINGENCIES (Schedule of Future Sponsorship Commitments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
2015	$ 548	3,400
Future sponsorship commitments	$ 548	3,400